Capital management	12 Months Ended
Dec. 31, 2022
Capital management
Capital management

20. Capital management

Management’s aim is to maintain a sufficient capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

Equity is monitored by the Company using financial ratios. The equity used as a basis for determining the equity ratio corresponds to the equity disclosed in the Consolidated Statement of Financial Position.

voxeljet’s capital structure as of the end of the reporting periods 2022 and 2021 was as follows:

CAPITAL STRUCTURE

	December 31,
	2022	2021

	(€ in thousands)
Equity	24,722	32,487
Share of total equity and liabilities	44.9%	48.2%
Current financial liabilities	1,161	14,882
Non-current financial liabilities	18,743	12,938
Total financial liabilities	19,904	27,820
Share of total equity and liabilities	36.1%	41.2%
Total equity and liabilities	55,120	67,459

LOAN COVENANTS

Under the terms of the major borrowing facilities, voxeljet is required to comply with the following financial covenants:

-	Pledge of a certain security deposit

As a result of the early settlement of the Finance Contract with EIB, the Company was released from all the covenants in the Finance Contract, including the covenants to:

-	maintain a minimum amount of cash and cash equivalents; and
-	maintain a minimum total net financial debt ratio to total equity

As of December 31, 2022, the Company was in compliance with all covenants.